Acquisitions and disposals - Additional information (Detail) - USD ($)							1 Months Ended	6 Months Ended
		May 10, 2018	Mar. 27, 2018	Mar. 22, 2018	Mar. 20, 2018	Jan. 24, 2017	May 31, 2017	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2019	Feb. 26, 2018	Jan. 10, 2018
Disclosure Of Acquisitions And Disposals [Line Items]
Disposal amount									$ 0
Disposals of subsidiaries, joint ventures and associates	[1]							$ 402,000,000	135,000,000
Purchase of non-controlling interests	[2]								$ 194,000,000
Simfer Jersey Limited [member]
Disclosure Of Acquisitions And Disposals [Line Items]
Ownership percentage in subsidiary							53.00%	53.00%
Simfer S.A. [member]
Disclosure Of Acquisitions And Disposals [Line Items]
Ownership percentage in subsidiary								85.00%
Proportion of ownership interest in subsidiary purchased							4.25%
Purchase of non-controlling interests							$ 194,000,000
Non-controlling interest (%), Subsidiary								45.05%
Simfer S.A. [member] | Bottom of range [Member]
Disclosure Of Acquisitions And Disposals [Line Items]
Non-controlling interest (%), Subsidiary							42.80%
Simfer S.A. [member] | Top Of Range [Member]
Disclosure Of Acquisitions And Disposals [Line Items]
Non-controlling interest (%), Subsidiary							45.05%
Group's Aluminium Assets Held for Sale [Member] | Dunkerque Aluminium Smelter [Member]
Disclosure Of Acquisitions And Disposals [Line Items]
Business acquisition binding offer amount												$ 500,000,000
Group's Aluminium Assets Held for Sale [Member] | ISAL Smelter, Aluchemie Anode Plant and Aluminium Fluoride Plant [Member]
Disclosure Of Acquisitions And Disposals [Line Items]
Business acquisition binding offer amount											$ 345,000,000
Group's Aluminium Assets Held for Sale [Member] | Aluchemie Anode Plant [Member] | NETHERLANDS
Disclosure Of Acquisitions And Disposals [Line Items]
Percentage of ownership interest sold											53.30%
Group's Aluminium Assets Held for Sale [Member] | Aluminium Fluoride Plant [Member] | SWEDEN
Disclosure Of Acquisitions And Disposals [Line Items]
Percentage of ownership interest sold											50.00%
2018 Disposals [Member]
Disclosure Of Acquisitions And Disposals [Line Items]
Disposal amount					$ 1,700,000,000
Elysis [Member]
Disclosure Of Acquisitions And Disposals [Line Items]
Cash investment in joint venture		$ 5,000,000
Whitehaven Coal Limited [Member] | 2018 Disposals [Member]
Disclosure Of Acquisitions And Disposals [Line Items]
Disposal amount				$ 200,000,000
Ownership interest in joint venture disposed				75.00%
Disposals of subsidiaries, joint ventures and associates				$ 150,000,000
Whitehaven Coal Limited [Member] | 2018 Disposals [Member] | Due in June 2019 [Member]
Disclosure Of Acquisitions And Disposals [Line Items]
Unconditional cash payment receivable from disposals										$ 50,000,000
Hail Creek Coal Mine [Member]
Disclosure Of Acquisitions And Disposals [Line Items]
Proportion of ownership interest in joint venture								82.00%
Hail Creek Coal Mine [Member] | 2018 Disposals [Member]
Disclosure Of Acquisitions And Disposals [Line Items]
Ownership interest in joint venture disposed					82.00%
Valeria Project [Member] | 2018 Disposals [Member]
Disclosure Of Acquisitions And Disposals [Line Items]
Ownership interest in joint venture disposed					71.20%
Kestrel Underground Coal Mine [Member]
Disclosure Of Acquisitions And Disposals [Line Items]
Proportion of ownership interest in joint venture								80.00%
Kestrel Underground Coal Mine [Member] | 2018 Disposals [Member]
Disclosure Of Acquisitions And Disposals [Line Items]
Disposal amount			$ 2,250,000,000
Proportion of ownership interest in joint venture			80.00%
Receipts from non-refundable deposits								$ 338,000,000
Coal & Allied Industries Limited [member] | 2017 Disposals [Member]
Disclosure Of Acquisitions And Disposals [Line Items]
Disposal amount						$ 2,690,000,000
Proportion of ownership interest in subsidiaries disposed						100.00%

[1]	Disposal proceeds in the six months to 30 June 2018 include cash proceeds of US$60 million received in respect of the non-contingent royalty receivable from Yancoal Australia Limited on the sale of Coal & Allied Industries Limited, which completed in the second half of 2017. In addition, non-refundable deposits of US$338 million have been received during the period relating to the agreed sale of the Kestrel underground coal mine. The sale completed on 1 August 2018.
[2]	In May 2017, the Group’s subsidiary Simfer Jersey Limited (Rio Tinto 53%) purchased a 4.25% interest in Simfer SA from International Finance Corporation for US$194 million.